Details of treasury and other financial risks - Lease - minimum payments under sale-and-leaseback arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 112	€ 108
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	85
Later than one year and not later than two years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	65
Later than two years and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	44
Later than three years and not later than four years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	27
Later than four years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	11
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 18